TAXATION, Movements in Net Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning	$ (629)	$ (6,769)	$ (2,925)
Recognized in profit or loss	6,115	6,140	(3,844)
Acquired through the business combinations	(15,880)
Net deferred tax assets/ (liabilities)	(10,394)	(629)	(6,769)
Tax Losses Carried Forward [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning	136	4,324	4,362
Recognized in profit or loss	(135)	(4,188)	(38)
Acquired through the business combinations	0
Net deferred tax assets/ (liabilities)	1	136	4,324
Share-Based Payments [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning	3,573	2,672	0
Recognized in profit or loss	352	901	2,672
Acquired through the business combinations	0
Net deferred tax assets/ (liabilities)	3,925	3,573	2,672
Deferred Revenue [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning	4,184	0
Recognized in profit or loss	0	4,184
Acquired through the business combinations	0
Net deferred tax assets/ (liabilities)	4,184	4,184	0
Property, Plant and Equipment, Intangible Assets and Right-of-use Assets [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning	(8,522)	(13,765)
Recognized in profit or loss	5,829	5,243
Acquired through the business combinations	(15,880)
Net deferred tax assets/ (liabilities)	(18,573)	(8,522)	(13,765)
Impairment Charges [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning	0
Recognized in profit or loss	69
Acquired through the business combinations	0
Net deferred tax assets/ (liabilities)	$ 69	0
Property, Plant and Equipment [Member]
Movements in Net Deferred Tax Assets [Abstract]
Balance at the beginning		$ (13,765)	(7,287)
Recognized in profit or loss			(6,478)
Net deferred tax assets/ (liabilities)			$ (13,765)